Non-Operating Income (Expense) - Schedule of Non-Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non operating income (expense) [abstract]
Foreign exchange gains	$ 16	$ 5
Gain (loss) on debt prepayment options (Note 28(b))	(42)	51
Gain on sale of investments		9
Loss on debt repurchases (Note 19(a) and Note 19(b))	(26)	(216)
Total non operating income (expense)	$ (52)	$ (151)